Tangible Equity Units (Net Proceeds Schedule) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
TEUs
Tangible Equity Units [Line Items]
Price per TEU (in dollars per unit) | $ / shares	$ 100
Gross proceeds	$ 460
Less: Issuance costs	(17)
Net proceeds	$ 443
SPC
Tangible Equity Units [Line Items]
Price per TEU (in dollars per unit) | $ / shares	$ 81
Gross proceeds	$ 373
Less: Issuance costs	(14)
Net proceeds	$ 359
Amortizing Note
Tangible Equity Units [Line Items]
Price per TEU (in dollars per unit) | $ / shares	$ 19
Gross proceeds	$ 87
Less: Issuance costs	(3)
Net proceeds	$ 84